BASIS OF PREPARATION (Details)	12 Months Ended
Jun. 30, 2018
CordovaCann Corp.
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Currency	Canadian
CordovaCann Holdings Canada, Inc.
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Currency	Canadian
CordovaCann Holdings, Inc.
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Currency	United States
Cordova CO Holdings, LLC
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Currency	United States
Cordova OR Holdings, LLC
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Currency	United States
Cordova OR Operations, LLC
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Currency	United States